UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: March 31, 2009


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

         50 Congress Street Suite 642        Boston           MA          02109
--------------------------------------------------------------------------------
Business Address    (Street)                 (City)        (State)        (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                    Principal                         617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
05/22/2009


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         48
                                       ------------------------


Form 13F Information Table Value Total:   $25,189,673
                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                                 March 31, 2008

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS           NUMBER     (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                       Com             002824100    296     6200       6200     0       0        6200         0        0
Aberdeen Asia Pac Incom Fd        Com             003009107    344    72100      72100     0       0       72100         0        0
AllianceBernstein Income Fd       Com             01881E100    240    29000      29000     0       0       29000         0        0
Allied Capital Corp               Com             01903Q108     71    44820      44820     0       0       44820         0        0
Aust & NZ BnkGrp                  Sponsored ADR   052528304    278    25000      25000     0       0       25000         0        0
Barrick Gold Cp                   Com             067901108   1161    35796      35796     0       0       35796         0        0
BHP Ltd                           Sponsored ADR   088606108    719    16129      16129     0       0       16129         0        0
Blackrock Corporate High Yld FD V Com             09255L106    191    29411      29411     0       0       29411         0        0
Blackrock Senior High Income Ptf  Com             09255T109    192    83690      83690     0       0       83690         0        0
Bristol Myers Squibb              Com             110122108    539    24580      24580     0       0       24580         0        0
Brookfield Asset Mgt              CL A LTD VT SH  112585104    955    69300      69300     0       0       69300         0        0
Cisco Systems                     Com             17275R102   1105    65900      65900     0       0       65900         0        0
Duke Realty Invest                Com             624411505     64    11700      11700     0       0       11700         0        0
DWS Global High Inc               Com             23338W104    156    26800      26800     0       0       26800         0        0
DWS High Income Tr                Com             23337C109     70    23800      23800     0       0       23800         0        0
Eagle Bulk Shipping Inc           Com             Y2187A101    181    42700      42700     0       0       42700         0        0
Enerplus Resources Fund           Unit Tr G New   29274D604   1140    69610      69610     0       0       69610         0        0
Eaton Vance MA Mu Ic              Sh Ben Int      27886E104    184    14766      14766     0       0       14766         0        0
Exxon Mobil Corp                  Com             30231G102    457     6710       6710     0       0        6710         0        0
Ford Motor Co                     Com             345370100     42    15875      15875     0       0       15875         0        0
FreightCar America                Com             357023100    415    23700      23700     0       0       23700         0        0
General Electric                  Com             369604103    162    16008      16008     0       0       16008         0        0
Ishares MSCI EAFE Index Fund      Com             464287465    230     6130       6130     0       0        6130         0        0
iShares MSCI Japan Index Fd       Com             464286848    619    78400      78400     0       0       78400         0        0
Latin Amer Equity Fund            Com             51827Q106    903    45580      45580     0       0       45580         0        0
Lexicon Pharmaceuticals           Com             528872104    152   139100     139100     0       0      139100         0        0
Ericsson LM TelCo.                ADR Cl B Sek10  294821608    712    88060      88060     0       0       88060         0        0
Market Vectors ETR Tr Gold        Gold Miner ETR  57060U100   1127    30550      30550     0       0       30550         0        0
MA Health & Educ TE               Sh Ben Int      575672100    204    20000      20000     0       0       20000         0        0
MS/DW Incm                        Com             61745P874    499    38000      38000     0       0       38000         0        0
Network Engines, Inc.             Com             64121A107    315   618089     618089     0       0      618089         0        0
New Amer High Income Fd           Com             641876107    245    48595      48595     0       0       48595         0        0
Newmont Mining                    Com             651639106   1520    33962      33962     0       0       33962         0        0
Nordic American Tanker Shipp      Com             G65773106   1512    51600      51600     0       0       51600         0        0
Nuveen Mass Prem Inc              Com             67061E108    150    12000      12000     0       0       12000         0        0
Occidental Petro Crp              Com             674599105   1772    31850      31850     0       0       31850         0        0
Pioneer High income Trust         Com             72369A106    341    42553      42553     0       0       42553         0        0
Putnam Mgmt Muni Tr               Com             746823103    161    29567      29567     0       0       29567         0        0
RF Microdevices Inc.              Com             749941100    151   113600     113600     0       0      113600         0        0
SPDR Gold Trust                   Gold Shr        78463V107   1309    14500      14500     0       0       14500         0        0
SPDR Trust                        Unit Ser 1      78462F103    243     3055       3055     0       0        3055         0        0
Telefonos de Mexico SAB           Sp ADR REP ORD  879403780    202    13400      13400     0       0       13400         0        0
Telmex Internacional SAB DE       Spons ADR Sr L  879690105    125    13600      13600     0       0       13600         0        0
Tellabs, Inc.                     Com             879664100    259    56600      56600     0       0       56600         0        0
Thermo Electron Corp              Com             883556102   1300    36450      36450     0       0       36450         0        0
Toreador Resources Cp             Com             891050106   1138   453450     453450     0       0      453450         0        0
Verizon Comm                      Com             92343V104    446    14774      14774     0       0       14774         0        0
Xcel Energy                       Com             98389B100    591    31705      31705     0       0       31705         0        0


